SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of accounting
The combined consolidated financial statements (“financial statements”) and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Included among the material (or potentially material) reported amounts and disclosures that require use of estimates are: fair value of certain financial assets, derivatives, allowances for credit losses, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), goodwill and other intangibles, market risk benefits, future policy benefits (“FPB”), pension plans, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.

Adoption of new accounting standards and Recently issued accounting pronouncements
Adoption of new accounting standards
The Company adopted the following Accounting Standards Updates (“ASU”), issued by the Financial Accounting Standards Board (“FASB”), during the year. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2018-12 – For long duration insurance contracts, ASU 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”), issued in August 2018, changes the measurement and disclosures of insurance liabilities and DAC for long-duration contracts issued by insurers. The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted LDTI effective January 1, 2023 with a transition date of January 1, 2021.
Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. MRB are contracts or contract features that both provide protection to the contract holder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. For MRB, full retrospective application is required. The Company has elected to apply a modified retrospective transition method for the liability for future policy benefits and DAC. NER Ltd. and NER SPC began writing business in September 2021, and American National and Argo were acquired in May 2022 and November 2023, respectively. Therefore, the LDTI adoption date for NER Ltd. and NER SPC was as of the business inception and was as of the acquisition date for American National and Argo.
The transition date impacts associated with the implementation of LDTI were applied as follows:
Market risk benefits – The transition approach for MRBs required assessing products to determine whether contract or contract features expose the Company to other-than-nominal capital market risk. The population of MRBs identified was then reviewed to determine the historical measurement model prior to adoption of LDTI.
At the transition date, the impacts to the financial statements of the full retrospective approach for MRBs include the following:
•The amounts previously recorded for these contracts within additional insurance liabilities and other insurance liabilities were reclassified to MRB liabilities;
•The difference between the fair value of the MRBs and the previously recorded carrying value at the transition date, including the cumulative effect of changes in non-performance risk of the Company, was recorded as an adjustment to the opening balance of VOBA liability.
Future policy benefits – The transition approach for FPB utilized a defined valuation premium method. This process required grouping contracts in-force as of the transition date into cohorts, and then calculating the revised FPB, using a net premium ratio, best estimate cash flow assumptions without a provision for adverse deviation and the locked-in discount rate.
The LDTI guidance is not prescriptive as to the appropriate level of aggregation for disclosures; however, amounts from different reportable segments cannot be aggregated. Factors considered in determining the level of aggregation for disclosures include the type of coverage, geography and market or type of customer. We have identified the following levels of aggregation for LDTI disclosures: Direct Insurance, Reinsurance and PRT. The disclosures do not include levels of aggregation for insignificant balances.
The adoption of LDTI resulted in a decrease of $1 million and $135 million in retained earnings and accumulated other comprehensive income, respectively. As part of the LDTI adoption, the Company reviews for updates to cash flow assumptions at least annually, and at the same time every year by cohort or product. The Company also reviews more frequently and updates its cash flow assumptions during an interim period if evidence suggests cash flow assumptions should be revised.
ASU 2022-02 – On January 1, 2023, the Company adopted ASU 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings (“TDR”) and Vintage Disclosures. This ASU eliminates TDR recognition and measurement guidance and instead requires that an entity evaluate whether the modification represents a new loan or a continuation of an existing loan. The amendments also enhance existing disclosure requirements and introduce new requirements related to certain modifications of receivables made to borrowers experiencing financial difficulty. This ASU was applied prospectively and did not have a material impact on the consolidated financial statements upon adoption but could change the future recognition and measurement of modified loans.
ASU 2020-04 – On April 1, 2023, the Company adopted ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this guidance provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance only applies to contracts, hedging relationships, and other transactions that reference London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024, with certain exceptions. The amendments are effective for contract modifications made between March 12, 2020 and December 31, 2024. The Company’s inventory of LIBOR exposures is primarily limited to floating rate bonds, alternative investments, and borrowings within joint venture investments. Certain contracts included in these categories matured prior to December 31, 2021, the start of LIBOR rates cessations. The transition from LIBOR did not have a material impact to the Company’s financial statements. Accordingly, this ASU has not had a material impact on the Company’s financial statements to date.
Recently issued accounting pronouncements
The Company continues to assess the impacts of the following ASUs issued but not yet adopted as of December 31, 2023 on the financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2022-03 – On June 30, 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments clarify that a contractual sale restriction on an equity security is not considered to be part of the unit of account of the equity security and that an entity should not consider such restriction when measuring the equity security’s fair value. In addition, the amendments clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments also provide disclosure requirements relating to equity securities subject to contractual sale restrictions. This ASU will be effective on January 1, 2024, to be applied prospectively, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its financial statements.
ASU 2023-02 – On March 29, 2023, the FASB issued ASU 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. The amendments permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. In addition, disclosures describing the nature of the investments and related income tax credits and benefits will be required. This ASU will be effective on January 1, 2024, to be applied on either a modified retrospective or a retrospective basis subject to certain exceptions, with early adoption permitted. The Company continues to evaluate whether to elect to account for qualifying tax equity investments using the proportional amortization method and is assessing the corresponding impact on its financial statements.
ASU 2023-06 – On October 9, 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The amendments modify the disclosure or presentation requirements of a variety of Topics in the Codification. Certain of the amendments represent clarifications to or technical corrections of the current requirements and also facilitate the comparison of entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The amendments in this update should be applied prospectively. The Company does not expect the adoption of this guidance to have a material impact on its financial statements.
ASU 2023-07 – On November 27, 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments require the disclosure of significant segment expenses by reportable segment, enhance interim disclosure requirements and clarify circumstances in which an entity can disclose multiple segment measures of profit or loss. This ASU will be effective on January 1, 2024, to be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of this ASU on its financial statements. However, as they apply to disclosure requirements, the adoption of ASU 2023-07 is not anticipated to have a material impact on our profitability, financial position or cash flows.

Basis of Consolidation
Basis of Consolidation
These financial statements include the accounts of the Company and its consolidated subsidiaries, which are legal entities where the Company has a controlling financial interest by either holding a majority voting interest or as the primary beneficiary of the variable interest entity (“VIE”). All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
For a legal entity in which the Company holds a variable interest, the Company first considers whether it meets the definition of a VIE and therefore should apply the guidance under the VIE model. An entity is a VIE if any one of the following conditions exist: (a) the total equity investment at risk is not sufficient for the legal entity to finance its activities without additional subordinated financial support; (b) the holders of the equity investment at risk as a group lack either the power to direct the most significant activities of the entity, the obligation to absorb the expected losses, or the right to receive the expected residual returns; or (c) the entity is structured with non-substantive voting rights, where the voting rights of some investors are disproportionate to their obligation to absorb the expected losses of the legal entity, their rights to receive the expected residual returns of the legal entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of the investor with disproportionately few voting rights.
The Company consolidates all VIEs for which it is the primary beneficiary, which is the case when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.
Entities that are determined not to be VIEs are voting interest entities (“VOEs”), which are evaluated under the voting interest model, under which a controlling financial interest is established through a majority voting interest or through other means.
The consolidation assessment, including the determination as to whether an entity qualifies as a VIE or VOE, depends on the specific facts and circumstances for each entity and requires judgment.

Stockholders' equity
Class A exchangeable shares: the Company’s equity interests include the class A exchangeable shares held by public shareholders. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Each class A exchangeable share is structured with the intention of providing an economic return equivalent to one Brookfield Class A Share (subject to adjustment to reflect certain capital events). Each class A exchangeable share is exchangeable with Brookfield at the option of the holder for one Brookfield Class A Share (subject to adjustment to reflect certain capital events) or its cash equivalent (the form of payment to be determined at the discretion of Brookfield), plus unpaid distributions.
Each class A exchangeable share, held on the record date, has voting rights and is entitled to cast one vote at a meeting of shareholders of the Company.
The class A exchangeable shares are classified as equity instruments. The class A exchangeable shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class A exchangeable shares rank in priority to the class C shares, they are not considered common stock of the Company.
Class A-1 exchangeable shares: the Company’s equity interests include the class A-1 exchangeable shares held by public shareholders. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Distributions on the class A-1 exchangeable shares will be paid, or in the case of a distribution made pursuant to a capital reduction, will be returned, in each case, at the same time and in the same amount per share as dividends on a Brookfield Class A Share. Each class A-1 exchangeable share, which has no voting rights, is convertible for one Class A exchangeable share and is exchangeable for one Brookfield Class A Share (subject to adjustment to reflect certain capital events) or its cash equivalent (the form of payment to be determined at the discretion of Brookfield), plus unpaid distributions, at the option of the holder.
The class A-1 exchangeable shares are classified as equity instruments. The class A-1 exchangeable shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class A-1 exchangeable shares rank in priority to the class C shares, they are not considered common stock of the Company.
Class B shares: the Company’s equity interests include the class B shares held by Brookfield Reinsurance Class B Partners. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Distributions on the class B shares will be paid, or in the case of a distribution made pursuant to a capital reduction, will be returned, in each case, at the same time and in the same amount per share as dividends on a Brookfield Class A Shares. The Brookfield Reinsurance Class B Partners are entitled to one vote on any matter and can cast one vote for each class B share held at the record date.
The class B shares are classified as equity instruments. The class B shares are issued capital of the Company and as a result are not adjusted for changes in market value. As class B shares rank in priority to the class C shares, they are not considered common stock of the Company.
Class C shares: the Company’s equity interests include the class C shares held by Brookfield. The class C shares are non-voting shares that are entitled to the residual economic interest in the Company after payment in full of the amount due to holders of our class A and A-1 exchangeable shares and our class B shares and subject to the prior rights of holders of the Class A redeemable junior preferred shares.
The class C shares are classified as equity instruments. The class C shares are issued capital of the Company and as a result are not adjusted for changes in market value.
Class A redeemable junior preferred shares: on May 25, 2022, the Company issued 98,351,547 Class A Junior Preferred Shares, Series 1 (“Class A redeemable junior preferred shares”), to Brookfield, for proceeds of $2.5 billion. On December 9, 2022, Brookfield Reinsurance issued 2,108,733 Class A Junior Preferred Shares, Series 2 (“Class A redeemable junior preferred shares”) for $53 million to Brookfield. These redeemable junior preferred shares are non-voting and entitle the holders thereof to a fixed cumulative 4.5% preferential cash dividend payable annually as and when declared by the issuer’s board of directors.
Each of these junior preferred shares is redeemable at the option of the holder at any point on or after the 50th anniversary of the date of issue at $25 plus accrued and unpaid dividends, subject to certain restrictions. These junior preferred shares are also convertible into the Company's Class C shares at a conversion rate equal to $25 plus accrued and unpaid dividends divided by the then fair market value of a Class C share. Due to the holder redemption option, these junior preferred shares have been classified as mezzanine equity, measured at their redemption value at each reporting date on the combined consolidated statements of financial position (“statements of financial position”). The dividends are recognized as a reduction of retained earnings in the combined consolidated statements of changes in equity (“statements of equity”).

Business combinations
Business combinations are accounted for using the acquisition method. The purchase consideration of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets transferred, liabilities incurred, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree, if applicable, is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill.
Transaction costs are recorded as operating expenses on the consolidated statements of operations (“statements of operations”).

Investments
Available-for-sale fixed maturity securities primarily include bonds, asset backed securities (“ABS”) and private debt securities. Available-for-sale fixed maturity securities, which may be sold prior to their contractual maturity, are classified as available-for-sale (“AFS”) and are carried at fair value with changes in fair value recognized in other comprehensive income, except for those that are designated as hedged items in a fair value hedge, for which changes in fair value are recognized during the period of the hedge in “Investment related gains (losses)” within the statements of operations.
For available-for-sale fixed maturity securities in an unrealized loss position, the Company first assesses whether it intends to sell the security or will be required to sell the security before recovery of its amortized cost basis. If either of these criteria are met, the security’s amortized cost basis is written down to fair value through income in “Investment related gains (losses)” within the statements of operations. Refer to Credit Loss Allowances within this note for impairment or credit loss-related considerations.
Equity securities primarily include common stock, preferred stock and private equity. Equity securities are carried at fair value with changes in fair value recognized in “Investment related gains (losses)” within the statements of operations, except for certain of private equity, which are carried at cost less impairment, if any, due to the lack of their readily determinable fair values.
Mortgage loans and private loans are both measured at amortized cost using the effective interest rate method. The amortized cost basis includes the unamortized principal, interest, discounts or premiums and deferred expenses, net of allowances for expected credit loss. Interest income, prepayment fees, and amortization of premiums and discounts and origination fees are reported in “Net investment income” in the statements of operations. However, interest ceases to accrue for loans that are impaired or in default, which is when payments are more than 90 days past due, when collection is not probable, or when a loan is in foreclosure. When a loan is placed on non-accrual status, uncollected past due accrued interest income that is considered uncollectible is charged off against net investment income. Income on impaired loans is reported on a cash basis. When collection of the impaired loan becomes probable again, it is placed back into accrual status. Cash receipts on impaired loans are recorded as a reduction of principal, interest income, expense reimbursement, or other manner in accordance with the loan agreement. In the statements of operations, gains and losses from the sale of loans and changes in allowances are reported in “Investment related gains (losses)” within the statements of operations.
Mortgage loans and private loans are both presented net of the Company’s recorded allowance for expected credit loss, which represents the portion of amortized cost basis that the Company does not expect to collect. Refer to Credit Loss Allowances within this note.
Policy loans are carried at the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, the carrying value of policy loans approximates fair value.
Real estate and real estate partnerships are comprised of investment real estate, as well as real estate joint ventures and other limited partnerships.
Investment real estate including related improvements are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease in “Net investment income” within the statements of operations.
The Company periodically reviews its investment real estate for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included as an adjustment to “Investment related gains (losses)” in the statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of its cost or its estimated fair value at the date of foreclosure.
The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated while it is classified as held-for-sale.
Real estate joint ventures and other limited partnership interests include VIEs for which the Company has significant influence over the investee’s operations without a controlling financial interest, and are accounted for using the equity method of accounting. For certain joint ventures or limited partnerships, the Company records its share of earnings using a lag methodology of one to three months when timely financial information is not available, and the contractual right does not exist to receive such financial information. Certain real estate limited partnership interests are carried at cost less impairment, if any.
The Company routinely evaluates its investments in those investees for impairment. The Company considers financial and other information provided by the investee, other known information, and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an impairment is deemed to have occurred at the joint venture level, the Company recognizes its share as an adjustment to “Net investment income” to record the investment at its fair value. When an impairment results from the Company’s separate analysis, an adjustment is made through “Investment related gains (losses)” to record the investment at its fair value.
Investment funds are primarily comprised of certain non-fixed income, alternative investments in the form of limited partnerships or similar legal structures for which the Company is not the primary beneficiary and therefore is not required to consolidate. The Company typically accounts for investment funds using the equity method of accounting, where the cost is recorded as an investment in the fund upon initial recognition, unless fair value option is elected. Under equity method, adjustments to the carrying amount reflect the Company’s pro rata ownership percentage of the operating results as indicated by net asset value (“NAV”) in the investment fund financial statements, which can be on a lag of up to three months when investee information is not received in a timely manner.
Short-term investments include highly liquid securities and other investments with original maturities of over 90 days and less than one year at the date of acquisition. Securities included within short-term investments are stated at fair value with amortized cost used as an approximation of fair value for certain investments.

Derivative instruments
Derivative instruments are carried at fair value. Derivative instruments are purchased to manage foreign currency exposure and other market risks associated with certain assets and liabilities. Derivative instruments are recorded at fair value on the acquisition date and subsequently revalued at fair value at each reporting date. Derivative instruments with positive values are recorded as derivative assets within “Other invested assets” and derivative instruments with negative fair values are reported as derivative liabilities within “Other liabilities” in the statements of financial position. If a derivative is not designated for hedge accounting, changes in the fair value of derivatives are recorded in “Investment related gains (losses)” in the statements of operations.
Where the Company has a master netting agreement with its counterparty that allows for the netting of the Company’s derivative asset and liability positions, the Company elects to offset such derivative assets and liabilities and present them on a net basis on the statements of financial position. Further, in some instances, the Company holds collateral to offset exposure from its counterparties relating to its derivative instruments. The Company elects to offset collateral supporting credit risk that is restricted to the Company’s use for the derivative exposure when a master netting arrangement is in place and all offsetting criteria are met.
Hedge accounting
To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company identifies (i) how the hedging instrument is expected to hedge the designated risks related to the hedged item, (ii) the method that will be used to retrospectively and prospectively assess the hedge effectiveness; and (iii) the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the hedge accounting relationship.
The Company applies fair value hedge accounting treatment to certain of its qualifying derivative instruments in relation to foreign currency risks of certain available-for-sale fixed maturity securities. Under a fair value hedge, the changes in the fair value of of the hedging derivative and changes in the fair value of the hedged items related to the designated risk being hedged are reported on the statements of operations in the same line item. When the hedged items are available-for-sale fixed maturity securities, changes in fair value of the hedged items that relate to the designated risk are recognized in earnings instead of other comprehensive income, and the carrying values of the hedged items are not remeasured.
The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value of a hedged item; (ii) the derivative expires, is sold, terminated or exercised; or (iii) the derivative is de-designated as a hedging instrument. When the hedge accounting is discontinued, the derivative continues to be carried at fair value on the statements of financial position, with changes in the fair value recognized in “Investment related gains (losses)” in the statements of operations.

Other invested assets
Other invested assets are primarily comprised of derivatives instruments. Federal Home Loan Bank stock, as well as separately managed accounts which are portfolios of individual securities, such as stocks or bonds, that are managed on behalf of the Company by an investment manager, are also included in other invested assets and are carried at cost or market value if available from the account manager. Other invested assets also include tax credit partnerships and mineral rights less allowance for depletion, where applicable.

Reinsurance
Reinsurance recoverables include the reinsurance receivables from cedants or reinsurers, and reinsurance recoverables from reinsurers.
In the normal course of business, the Company is a user of reinsurance in order to limit the potential for losses arising from certain exposures. To the extent that third party reinsurers are unable to meet their obligations, the Company remains liable to its policyholders for the portion reinsured.
For long term duration contracts, reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported (“IBNR”) or policy benefits and are presented net of a reserve for collectability. The Company cedes disability, medical and long-term care insurance as well as PRT contracts with significant insurance risk to other insurance companies through reinsurance.
For short term duration contracts, reinsurance recoverables are the estimated amount due to the Company from reinsurers related to paid and unpaid ceded claims and claim adjustment expenses (“CAE”) and are presented net of a reserve for collectability. Recoveries of gross ultimate losses under the non-catastrophe reinsurance are estimated by a review of individual large claims and the ceded portion of IBNR claims using assumed distribution of loss by percentage retained. Recoveries of gross ultimate losses under our catastrophe reinsurance are estimated by applying reinsurance treaty terms to estimates of gross ultimate losses. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported and the estimate of gross ultimate losses. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.
Reinsurance receivables include amounts receivable from third party reinsurers and cedants which are expected to be settled within a year. Reinsurance receivables are short-term in nature, and their fair values approximate carrying value
Reinsurance funds withheld are receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements in which the subsidiaries of the Company act as reinsurers. The receivable represents assets that are held in custodial accounts that are legally segregated from the third-party ceding companies’ general accounts and are managed by our subsidiaries. The assets are typically cash and cash equivalents and fixed income asset types. In the event of ceding companies’ insolvency, the subsidiaries would need to assert a claim on the assets supporting the reserve liabilities. However, the subsidiaries have the ability to offset amounts owed to the ceding companies. Interest generally accrues on these assets based upon the investment earnings on the underlying investments. The subsidiaries are subject to the investment performance and have all economic rights and obligations on the funds withheld assets, in a fashion similar to the invested assets held directly by the subsidiaries. The underlying agreements contain embedded derivatives. Derivatives embedded in reinsurance contracts which are not closely related to the host contract are separated and measured at fair value in the statements of financial position and presented within “Reinsurance funds withheld”. Changes in the fair value are included in the “Net investment results from funds withheld” in the statements of operations, as discussed in Derivative Instruments (Note 9).
Liabilities issued to reinsurance entities: For the reinsurance treaty accounts, the Company invests a portion of its assets in structured entities that issue investments, such as debt and preferred securities. These structured entities are determined to be VIEs, where the Company is the primary beneficiary of the variable returns of assets held within the entities, as the investment manager for the structured entities is a related party and the Company has a significant economic interest in the structured entities. As a result, these entities are consolidated within the Company’s financial statements.
Liabilities of these structured entities that do not eliminate upon consolidation are recorded as “Liabilities issued to reinsurance entities” in the statements of financial position.
The carrying amount of the Company’s investment in the consolidated structured entities is determined in accordance with the Company’s accounting policies for the underlying securities held within the structured entities.
Reinsurance assumed: NER Ltd. closed a retrocession agreement on September 3, 2021 with a third-party insurance company to reinsure multi-year guarantee fixed annuities.
NER Ltd. assumes insurance contracts under modified coinsurance arrangements (“Modco arrangements”). NER Ltd. generally has the right of offset on reinsurance contracts but has elected to present reinsurance settlement amounts due to and from the cedant on a gross basis.
Assets and liabilities assumed under Modco arrangements are presented gross on the statements of financial position. Since this treaty does not transfer significant insurance risk, it is recorded on a deposit method of accounting.
NER SPC closed a retrocession agreement on October 8, 2021, with an insurance company to reinsure fixed indexed annuities.
NER SPC assumes insurance contracts under Modco arrangements and Coinsurance. Changes in the interest sensitive contract liabilities, excluding deposits and withdrawals, are recorded in “Interest sensitive contract benefits” in the statements of operations. Expenses outside of account value, such as commissions and federal excise taxes, are included in “Other reinsurance expenses” in the statements of operations.

Credit loss allowances and impairments
Credit loss allowances and impairments
Available-for-sale fixed maturity securities
For available-for-sale fixed maturity securities in an unrealized loss position, if the Company does not intend to sell the security or will not be required to sell the securities before recovery of its amortized cost basis, the Company evaluates whether the decline in fair value has resulted from credit loss or market factors.
In making this assessment, management first calculates the extent to which fair value is less than amortized cost, consider any changes to the rating of the security by a rating agency, and any specific conditions related to the security. If this qualitative assessment indicates that a credit loss may exist, the present value of projected future cash flows expected to be collected is compared to the amortized cost basis of the security. The net present value of the expected cash flows is calculated by discounting management’s best estimate of expected cash flows at the effective interest rate implicit in the available-for-sale fixed maturity security when acquired.
If the present value of expected cash flows is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded through income in “Investment related gains (losses)” limited to the amount fair value is less than amortized cost. If the fair value is less than the net present value of its expected cash flows at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) for the difference between the fair value and the net present value of the expected cash flows.
Expected credit losses
The Company records an allowance for credit loss in earnings within “Investment related gains (losses)” in an amount that represents the portion of the amortized cost basis of mortgage and private loans that the Company does not expect to collect, resulting in the loans being presented at the net amount expected to be collected. In determining the Company’s credit loss allowances, management applies significant judgment to estimate expected lifetime credit loss, including: (i) pooling loans that share similar risk characteristics, (ii) considering expected lifetime credit loss over the contractual term of its loans adjusted for expected prepayments and any extensions, and (iii) considering past events and current and forecasted economic conditions. The allowance is calculated quarterly for each loan type based on its unique inputs. The Company uses the discounted cash flow model to assess expected credit loss.
Mortgage loans – On an ongoing basis, mortgage loans with dissimilar risk characteristics (i.e., loans with significant declines in credit quality) and collateral dependent mortgage loans (i.e., when the borrower is experiencing financial difficulty, including when foreclosure is probable) may be evaluated individually for credit loss. The allowance for credit losses for loans evaluated individually is established using the same methodologies for the overall portfolio except for collateral dependent loans.
The allowance for a collateral dependent loan, which is typically a mortgage loan, is established as the excess of amortized cost over the estimated fair value of the loan’s underlying collateral, less selling cost when foreclosure is reasonably possible or probable. Accordingly, the change in the estimated fair value of collateral dependent loans is recorded as a change in the allowance for credit losses which is recorded on a quarterly basis as a charge or credit to earnings.
The Company’s mortgage loans are primarily originated and are not purchased in the secondary market; as such, the mortgage loans would not generally be subject to purchased credit deteriorated considerations.
Private loans – For private loans, credit loss allowances are estimates of expected credit losses, established for loans upon origination or purchase, considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the loans. The estimates of expected credit losses are developed using a quantitative probability of default and loss given default methodology, in which default assumptions reflect applicable agency credit ratings or, when such external credit ratings are not available, internally developed ratings. Loans are evaluated on a pooled basis when they share similar risk characteristics; otherwise, they are evaluated individually.
Reinsurance recoverables – In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, or when events or changes in circumstances indicate that its carrying amount may not be recoverable, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, consistent with credit loss guidance which requires recording an allowance for credit loss.
Premiums receivable – Premiums receivable are included in “Other assets” in the statements of financial position and are stated net of allowances for uncollectible premiums, including expected lifetime credit losses, both dispute and credit related. The allowance is based upon our ongoing review of amounts outstanding, historical loss data, including delinquencies and write-offs, current and forecasted economic conditions and other relevant factors. Credit risk is partially mitigated by our ability to cancel the policy if the policyholder does not pay the premium.

Accrued investment income
Accrued investment income is presented separately on the statements of financial position and excluded from the carrying value of the related investments, primarily available-for-sale fixed maturity securities and mortgage loans. The Company has made an accounting policy election not to measure an allowance for credit losses for accrued interest receivable on amortized cost investments and to directly write off the uncollectible balance.

Property and Equipment
Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The costs of assets include the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of property and equipment commences when it is available for use. Property and equipment are depreciated on a straight-line basis over the estimated useful lives of each component of the property and equipment. The estimated useful lives of the property and equipment are three to thirty years.
Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The right-of-use asset is depreciated on the straight-line basis over the lease term. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
The Company reviews its property and equipment for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Intangible assets
Intangible assets include definite-lived intangible assets which are carried at cost less accumulated amortization and indefinite-lived intangible assets not subject to amortization, carried at cost. Amortization expense is primarily calculated using the straight-line amortization method.
The Company assesses the impairment of definite-lived intangible assets in accordance with its policy for the impairment of property and equipment. The Company assesses the impairment of indefinite-lived intangible assets in accordance with its policy for the impairment of goodwill.
The Company’s intangible assets are primarily from the acquisition of American National and Argo. Definite-lived intangible assets include distributor relationships, trade names and an unpaid claims reserve intangible asset. Indefinite-lived intangible assets represent insurance licenses.
(i) Distributor relationships
The distribution assets reflect relationships American National and Argo have with their respective third-party intermediaries that generate new business for the Company. These assets were valued using the multi-period excess-earnings method, which derives value based on the present value of the after-tax cash flows attributable to the intangible asset only. The useful life of distributor relationships is approximately 15 to 20 years.
(ii) Trade names
This represents trade names of American National and Argo and was valued using the relief from royalty method, which derives value based on present value of the after-tax royalty savings attributable to owning the intangible asset. The useful life of the trade name is 10 years for American National and 5 years for Argo.
(iii) Unpaid claims reserve intangible asset
As part of the acquisition of Argo, the Company recognized an intangible asset that represents the difference between the liability for unpaid claims and claim adjustment expenses measured in accordance with the acquiring company’s accounting policies and the estimated fair value of such liability at the acquisition date. Unpaid claims reserve intangible asset is amortized based on the payout pattern of the acquired liability for unpaid claims and claim adjustment expenses.
(iv) Insurance licenses
Given the highly regulated nature of the insurance industry, companies are required to hold certain licenses to operate. These licenses are valued using the comparable transaction method based on observable license transactions in the insurance industry. Insurance licenses represent an indefinite-lived intangible asset.

Deferred policy acquisition costs
Deferred policy acquisition costs (“DAC”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to successfully acquire insurance, reinsurance, and annuity contracts, including commissions and certain underwriting, policy issuance, and processing expenses.
Insurance contracts are grouped into cohorts by contract type and issue year consistent with estimating the associated liability for future policy benefits. DAC is amortized on constant level basis for the grouped contracts over the expected term of the related contracts to approximate straight-line amortization. DAC will be amortized over the bases on a straight-line basis, all of which provide a constant level representation of contract term.

Product(s)	Amortization base
Traditional life products	Nominal face amount
Life contingent payout annuities	Annualized benefit amount in force
Health products	Original annual premium
Fixed deferred annuities, fixed index annuities, variable annuities	Policy count
Universal life products	Initial face amount
Property and Casualty	Earned premium
The Company reviews and updates actuarial experience assumptions (such as mortality, surrenders, lapse and premium persistency) serving as inputs to the models that establish the expected life for DAC and other actuarial balances during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. The Company makes model refinements as necessary, and any changes resulting from these assumption updates are applied prospectively.
Amortization of DAC is included in the “Net change in deferred policy acquisition costs” on the statement of operations.
For short-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced, and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC for short-duration contracts.
Prior to the adoption of LDTI, DAC was amortized with interest over gross profits or premiums with retrospective and prospective unlocking through the statements of operations. Actual and projected deferrals were included in the ratio of the value of deferrable expenses to the value of estimated gross profits. Additionally, DAC was subject to loss recognition testing with changes recognized in the statements of operations, while shadow DAC adjustments for unrealized gains and losses were recognized in the statements of comprehensive income.

Value of business acquired
Value of business acquired (“VOBA”) is an intangible asset or liability resulting from a business combination that represents the difference between the policyholder liabilities measured in accordance with the acquiring company’s accounting policies and the estimated fair value of the same acquired policyholder liabilities in-force at the acquisition date. VOBA can be either positive or negative. Positive VOBA is recorded as a component of DAC in the statements of financial position. Negative VOBA occurs when the estimated fair value of in-force contracts in a life insurance company acquisition is less than the amount recorded as insurance contract liabilities, and is recorded in the “Future policy benefits” in the statements of financial position.
VOBA is amortized on a straight-line basis over the remaining life of the underlying policies.
Goodwill
Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired, less any impairment recognized.
Goodwill is not amortized but is tested for impairment at least annually by first assessing whether there are events or changes in circumstances, such as deteriorating or adverse market conditions, indicating that it is more likely than not that the carrying amount of the reporting unit including goodwill may exceed the fair value. If this qualitative assessment indicates that an impairment may exist, a quantitative impairment assessment is then performed and impairment is measured and recognized as the amount by which a reporting unit's carrying value, including goodwill, exceeds its fair value, limited to the carrying amount of goodwill of the reporting unit.
The Company performed its annual goodwill impairment tests as of October 1, 2023 and did not identify any impairment.

Separate account assets and liabilities
Separate account assets and liabilities are funds that are held separate from the general assets and liabilities of the Company. Separate account assets include funds representing the investments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The Company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. In addition, the Company’s qualified pension plan assets are included in separate accounts. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the statements of operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of the Company.

Assets pledged as collateral
Assets pledged as collateral: the Company receives and pledges collateral in respect to certain derivative contracts, in order to meet its contractual obligations. The amount of collateral required is determined by the valuation of each contract on a mark-to-market basis and the type of collateral to be deposited is specified within the agreement with each counterparty.
Collateral pledged continues to be recognized in the statements of financial position as the Company retains all rights related to these assets.
Collateral received is not recognized in the statements of financial position unless the Company acquires the rights relating to the economic risks and rewards related to these assets.

Collateralized Borrowing Transactions
Collateralized borrowing transactions: Securities sold under repurchase agreements are collateralized borrowing transactions. A repurchase agreement provides the lender of securities the right to receive from the counterparty sufficient cash to purchase the same securities at the maturity of the agreement. These transactions are measured at amortized cost and are recorded at amounts at which the securities were initially sold.
The Company recognizes an asset in the statements of financial position, representing the cash received, and a liability for the same amount, representing the obligation to repurchase the loaned bonds. Repurchase agreements with the same counterparty are presented as net in the statements of financial position when the criteria to offset are met.

Future policy benefits
Future policy benefits (“FPB”) is calculated as the present value of expected future policy benefits to be paid or on behalf of policyholders and certain related expenses, reduced by the present value of expected net premiums to be collected from policyholders. Principal assumptions used in the establishment of the FPB mortality, lapse, incidence, terminations, claim-related expenses and other contingent events are appropriate to the respective product type. The Company groups contracts into annual cohorts based on product type and contract inception date for the purposes of calculating the liability for future policy benefits.
The Company updates its estimate of cash flows over the entire life of a group of contracts using actual historical experience and current future cash flow assumptions. The Company reviews and updates cash flow assumptions at least annually, and at the same time every year by cohort or product. The Company also reviews more frequently and updates its cash flow assumptions during an interim period if evidence suggests cash flow assumptions should be revised. Assumption revisions will be reflected in the net premium ratio and FPB calculation in the quarter in which assumptions are revised. The change in the liability due to actual experience is recognized in “Policyholder benefits and claims incurred” in the statements of operations.
The change in FPB that is recognized in “Policyholder benefits and claims incurred” in the statement of operations is calculated using a locked-in discount rate. The Company measures the FPB at each reporting period using both the locked-in discount rate and the current discount rate curves. For contracts issued subsequent to the transition date of LDTI, the upper-medium grade discount rate used for interest accretion is locked in for the cohort and represents the original discount rate at the issue date of the underlying contracts. The FPB for all cohorts is remeasured to a current upper-medium grade discount rate at each reporting date through other comprehensive income. The Company generally interprets the original discount rate to be a rate comparable to that of a U.S. corporate single A rate that reflects the duration characteristics of the liability. The upper-medium grade discount rate is determined using observable market data, including published upper-medium grade discount curves. In situations where market data for an upper-medium grade discount curve is not available (e.g., in certain foreign jurisdictions), spreads are applied to adjust the available observable market data to an upper-medium grade discount curve. For certain long-tailed life insurance liabilities with expected future cash flows longer than the last observable tenor (30 years), the discount rate for future cash flows beyond 30 years will be held constant at the ultimate (30 years) observable forward rate.
Prior to the transition date of LDTI, a cohort level locked-in discount rate was developed to reflect the interest accretion rates that were locked in at the inception of the underlying contracts.
Should the present value of actual and future expected benefits less transition FPB balance exceed the present value of actual and future expected gross premiums, the net premium ratio will be capped at 100% and a gross premium FPB will be held. The immediate charge will be the amount by which the uncapped net premium ratio exceeds 100% times the present value of future expected gross premium. This assessment will be performed at the cohort level.
The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the statements of operations in the period in which the changes occur.
Prior to the transition date of LDTI, net premium liability was recognized with locked-in assumptions at issue with no retrospective unlocking. The assumptions included adverse deviation and incorporated discounts at the Company’s expected earned rate less adverse deviation, with losses being recognized at an aggregate block level.

Deferred Profit Liability
Deferred Profit Liability (“DPL”)
For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a DPL. Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.
The DPL is amortized and recognized as “Policyholder benefits and claims incurred” in the statements of operations in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as “Policyholder benefits and claims incurred” in the statements of operations.
DPL is recorded in future policy benefits and included as a reconciling item within the disaggregated rollforwards.
Prior to the adoption of LDTI, the Company evaluates the actual claims experience and expenses related to insurance contracts. These evaluations are compared to the initial estimates, and adjustments are made to the DPL to ensure it appropriately reflects the Company’s obligations and the profitability of the contracts.

Policyholders' account balances
Policyholders’ account balances (“PAB”) represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts. For fixed products, these are generally equal to the accumulated deposits plus interest credited, reduced by withdrawals, payouts and accumulated policyholder assessments. Indexed product account balances are equal to the sum of host and embedded derivative reserves computed. Changes in the fair value of the embedded derivative are included in the “Interest sensitive contract benefits” in the statements of operations, as discussed in Derivative Instruments (Note 9).

Liabilities for unpaid claims and claim adjustment expenses
Liabilities for unpaid claims and claim adjustment expenses (“CAE”) are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported claims (“IBNR”) liabilities. Case reserves include the liability for reported but unpaid claims. IBNR liabilities include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as IBNR claims. These liabilities also include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process. Liabilities for unpaid claims and claim adjustment expenses for health and property and casualty insurance are included in “Policy and contract claims” in the statements of financial position.

Deposit liability
Deposit liability: Reinsurance agreements that do not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk are accounted for as deposits. At initial recognition, the funds withheld or deposit liability is measured based on consideration paid or received, less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Any commission paid is recorded as a contra-liability offsetting the deposit liability and amortized to expense over the life of the agreements. The amount of the funds withheld or liability and any balances receivable from or payable to the cedant will be adjusted at subsequent reporting dates with the effective yield on the deposit to reflect actual payments to date and expected future payments with a corresponding credit or charge to interest sensitive contract benefits.

Market risk benefits
Market risk benefits (“MRB”), which are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk, are measured at fair value, at the individual contract level. The periodic change in fair value is recognized in earnings with the exception of the periodic change in fair value related to the instrument-specific credit risk, which is recognized in other comprehensive income. The Company classifies the Lifetime Income Rider (“LIR”) as an MRB. The LIR is a rider offering guaranteed minimum withdrawal benefits type benefits available on certain fixed indexed annuity products.
Total attributed fees will include explicit rider fees and will not be negative or exceed total contract fees and assessments collectible from the contract holder. There are only rider charges and surrender charges. Surrender charges will not be included in the fair value measurement, as surrender charges do not fund any future benefits. Cash flows are projected using risk-neutral scenarios generated by the Company.
The actuarial assumptions used in the MRB calculation are the Company’s best estimate assumptions. Assumptions are adjusted to reflect fair value by applying a margin for non-hedgeable risk and an adjustment for own credit spread through the discount rate. The risk-free discount rate is the scenario specific US treasury rate.
Market risk benefits with positive values are recorded as “Other assets” and negative fair values are reported as “Market risk benefit” liabilities in the statements of financial position.
Prior to the adoption of LDTI, valuation methodologies varied depending on the type of guarantee with all the measurement impacts through the statements of operations.

Funds withheld liabilities
Funds withheld liabilities represent the payable for amounts contractually withheld in accordance with reinsurance agreements where certain of the Company’s subsidiaries act as cedants. While the assets in the funds withheld are legally owned by the cedant, the reinsurer is subject to all investment performance and economic rights and obligations to the funds withheld assets similar to invested assets held directly by the reinsurer. The assets in the funds withheld include cash and cash equivalents, fixed income securities and derivatives carried at fair value and are recorded in respective investment line items in the statements of financial position. These funds withheld assets are offset by recognizing corresponding funds withheld liabilities, which are recorded in “Other liabilities” in the statements of financial position.

Participating insurance policies
Participating insurance policies: for the majority of participating business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses).
For all other participating business, the allocation of dividends to participating policy owners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.
It is included within “Other policyholder funds” in the statements of financial position.

Premium, benefits, claims incurred, and expenses
Premium, benefits, claims incurred, and expenses
Traditional ordinary life and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.
Annuity premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges and, in the case of variable annuities, administrative fees assessed to contract holders.
Universal life and single premium whole life revenues represent amounts assessed to policyholders including mortality charges, surrender charges actually paid, and earned policy service fees. Amounts included in benefits are claims in excess of account balances returned to policyholders and interest credited to account balances.
Property and casualty premiums are recognized as revenue over the period of the contract in proportion to the amount of insurance protection, which is generally evenly over the contract period. Claims incurred consist of claims and CAE paid and the change in reserves.
Gross premiums for PRT issued are recognized as revenue when due and collection is reasonably assured. When premiums are recognized, future policy benefits are computed, the result being that benefits and expenses are matched with such revenue. Premiums ceded are recognized when due and in accordance with the terms of the contractual agreement between the Company and reinsurer. Premium refunds, if any, are recognized on an accrual basis. Policyholder benefits are recorded in the statements of operations when they are due and incurred
Pension and postretirement benefit obligations and costs
Pension and post-retirement benefit obligations and costs for our frozen benefit plans are estimated using assumptions including demographic factors such as retirement age and mortality.
The Company uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. For this purpose, a hypothetical bond portfolio to match the expected monthly benefit payments under the pension plan was constructed with the resulting yield of the portfolio used as a discount rate.
In developing the investment return assumption, we relied on a model that utilizes the following factors:
•Current yield to maturity of fixed income securities
•Forecasts of inflation, GDP growth and total return for each asset class
•Historical plan performance
•Target asset allocation
•Standard deviations and correlations related to historical and expected future returns of each asset class and inflation
The resulting assumption is the assumed rate of return for the plans’ target asset allocation, net of investment expenses, and reflects anticipated returns of the plans’ current and future assets.
Using this approach, the calculated return will fluctuate from year to year; however, it is the Company’s policy to hold this long-term assumption relatively constant.

Interest income	Interest income on investments measured at amortized cost is calculated using the effective interest method.
Dividend income	Dividend income is recognized when the right to receive payments is established.
Investment related gains (losses)	Investment related gains (losses) include realized gains and losses on investments representing the difference between net sale proceeds and the carrying value, marked to market gains (losses) on investments carried at fair value, allowance for credit loss and foreign exchange gains (losses)
Net investment results from funds withheld	Net investment results from funds withheld include investment income on funds withheld investments and changes in the fair value of derivatives embedded in reinsurance contracts.
Current tax assets and liabilities and deferred income tax
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities within a year. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the end of each year.
Deferred income tax: we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTAs”) and deferred tax liabilities (“DTLs”) for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.
We record uncertain tax positions in accordance with Accounting Standards Codification (“ASC”) 740 on the basis of a two-step process in which (i) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Foreign currencies
Foreign currencies: the local currency of the Company’s foreign subsidiaries is deemed to be the functional currency of the country in which these subsidiaries operate. The financial statements of the Company’s foreign subsidiaries are translated into USD at the exchange rate in effect at the end of a reporting period for assets and liabilities and at average exchange rates during the period for the statements of operations.
The unrealized gains and losses from the translation of the net assets are recorded as unrealized foreign currency translation adjustments and included in accumulated other comprehensive income (“AOCI”). Changes in unrealized foreign currency translation adjustments are included in other comprehensive income (“OCI”). Gains and losses from foreign currency transactions of the Company’s invested assets are reported in “Investment related gains (losses)” or “Net investment results from funds withheld” in the statements of operations. Gains and losses from foreign currency transactions of the Company’s insurance liabilities are reported in “Policyholder benefits and claims incurred” in the statements of operations.

Segments
Segments: in accordance with ASC 280, Operating Segments, the Company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer who review the results of operations when making decisions about allocating resources and assessing the performance of the Company. Our operations are organized into three reportable segments: Direct Insurance, Reinsurance, and PRT (see Note 27).

Earnings per share
Earnings per share: the holders of the class C shares are entitled to receive distributions if, as and when declared or authorized. Our Board of Directors has adopted a policy that class C share distributions will be paid quarterly in an amount equal to the Company’s distributable earnings (as determined by management of the Company) after payment of distributions on the class A exchangeable shares, class A-1 exchangeable shares, class B shares and any other shares ranking senior to the class C shares and after provision for expenses, anticipated cash needs, and other similar adjustments. Earnings per share is calculated and presented for class C shares. Class A exchangeable shares, class A-1 exchangeable shares and class B shares are not considered participating securities nor considered to be common stock, and consequently earnings per share is not applicable to these classes of shares.
Basic earnings per share attributable to class C shareholders are calculated by dividing the Company’s net income for the year, less distributions payable to class A exchangeable, class A-1 exchangeable and class B shareholders, by the weighted average number of class C shares outstanding during the year.

Litigation contingencies
Litigation contingencies: Existing and potential litigation is reviewed quarterly to determine if any adjustments to liabilities for probable losses are necessary. Reserves for losses are established whenever they are probable and reasonably estimable. If not one estimate within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the range.